Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 38,112,476	$ 35,777,374
Less Accumulated Depreciation	(17,995,558)	(17,544,148)
Total Premises and Equipment, Net	20,116,918	18,233,226
Depreciation Expense	1,242,378	1,214,912	$ 1,243,839
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,693,927	6,729,097
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,040,102	17,796,209
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,142,428	11,068,028
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 236,019	$ 184,040